Share Capital (Details) - Schedule of Outstanding Stock Options and Purchase Warrants - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Outstanding Stock Options Abstract
Number Outstanding, Beginning Balance	14,238
Weighted Average Exercise Price, Beginning Balance	$ 594.08
Number Outstanding, Granted	25,000	6,533
Weighted Average Exercise Price, Granted	$ 14.4	$ 99.04
Number Outstanding, Exercised
Weighted Average Exercise Price, Exercised
Number Outstanding, Forfeited	(10,247)	(386)
Weighted Average Exercise Price, Forfeited	$ 392.6	$ 1,484.96
Number Outstanding, Ending Balance	28,990	14,238
Weighted Average Exercise Price, Ending Balance	$ 165.38	$ 594.08